Income Taxes.	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

13. Income Taxes

The Company, including the holding company Dragon Jade International Limited and intermediate holding company United Century Holdings Ltd., is being registered in the British Virgin Islands and which conducts all of its business through its subsidiaries incorporated in Hong Kong, is not subject to federal income tax until the operating profits was rebounded back to Untied States. The subsidiaries are Alpha Ultimate Ltd, United Asia Medical Network Co Ltd and Montrose Food & Wine H.K. Limited (see note 1).

Alpha Ultimate Ltd, United Asia Medical Network Co Ltd, and Montrose Food & Wine H.K. Limited, being registered in the Hong Kong, are subject to HK’s Profit Tax (“HKPT”). Under applicable income tax laws and regulations, an enterprise located in Hong Kong, including the district where our operations are located, is subject to a rate of 16.5% for the years ended March 31, 2019.

The Group uses the asset and liability method, where deferred tax assets and liabilities are determined based in the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes.

A reconciliation between the income tax computed at the HK statutory rate and the Group’s provision for income tax is as follows:

	2019	2018

HKPT	16.5%	16.5%

Provision for income taxes	16.5%	16.5%